Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Revenue and Non-Current Non-Financial Assets by Country	An analysis of the location of non-current assets other than financial instruments and deferred tax assets by country is as follows (in USD thousands):

	As of December 31,
	2025	2024
Switzerland	$49,777	$44,282
France	2,574	2,184
United States	1,584	1,906
Brazil	3	3
Total non-current assets other than financial instruments and deferred tax assets	$53,938	$48,375